Revenues and geographic information (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 12,512	$ 11,437	$ 24,341	$ 22,235
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		9.00%
Net sales, change in %, cc	11.00%		11.00%
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 5,146	$ 4,498	$ 9,734	$ 8,548
Net sales (in % of total net sales)	41.00%	39.00%	40.00%	38.00%
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		14.00%
Net sales, change in %, cc	14.00%		14.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,867	$ 3,688	$ 7,631	$ 7,351
Net sales (in % of total net sales)	31.00%	32.00%	31.00%	33.00%
Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		4.00%
Net sales, change in %, cc	6.00%		5.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,594	$ 2,425	$ 5,174	$ 4,728
Net sales (in % of total net sales)	21.00%	21.00%	21.00%	21.00%
Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		9.00%
Net sales, change in %, cc	13.00%		15.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 905	$ 826	$ 1,802	$ 1,608
Net sales (in % of total net sales)	7.00%	8.00%	8.00%	8.00%
Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		12.00%
Net sales, change in %, cc	15.00%		15.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 9,162	$ 8,456	$ 17,650	$ 16,351
Net sales (in % of total net sales)	73.00%	74.00%	73.00%	74.00%
Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		8.00%
Net sales, change in %, cc	10.00%		9.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,350	$ 2,981	$ 6,691	$ 5,884
Net sales (in % of total net sales)	27.00%	26.00%	27.00%	26.00%
Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		14.00%
Net sales, change in %, cc	16.00%		19.00%